Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill

4. Goodwill

Goodwill is reviewed annually for impairment and whenever events or circumstances occur indicating that goodwill may be impaired. The company performed its annual impairment test in the fourth quarter of 2013, which indicated that goodwill was not impaired.

Changes in the carrying amount of goodwill by segment for the years ended December 31, 2013 and 2012 were as follows:

(millions)	Total	Services	Technology
Balance at December 31, 2011	$192.5	$84.2	$108.3
Translation adjustments	(.2)	(.6)	.4
Balance at December 31, 2012	192.3	83.6	108.7
Translation adjustments	(3.6)	(3.6)	–
Balance at December 31, 2013	$188.7	$80.0	$108.7